Stock Options (Details) - Schedule of Fair Value of Stock Options - Black-Schole option pricing model [Member]	12 Months Ended
	Dec. 31, 2024	Oct. 31, 2023
Schedule of Fair Value of Stock Options [Line Items]
Risk-free interest rate	3.53%	2.68%
Expected life (in years)	5 years 4 months 9 days	5 years 4 months 17 days
Bottom of range [Member]
Schedule of Fair Value of Stock Options [Line Items]
Expected volatility	148.21%	91.81%
Top of range [Member]
Schedule of Fair Value of Stock Options [Line Items]
Expected volatility	160.75%	94.66%